Schedule of Investments (unaudited) March 31, 2019	LifePath Dynamic 2025 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(f) — 99.2%

Equity Funds — 52.2%
Active Stock Master Portfolio	$16,072,694	$16,072,694
BlackRock Advantage Emerging Markets Fund — Class K(a)	259,848	2,707,618
BlackRock Tactical Opportunities Fund — Class K	117,605	1,629,999
International Tilts Master Portfolio	$5,476,498	$5,476,498
iShares Edge MSCI Multifactor International ETF	30,363	799,458
iShares Edge MSCI Multifactor USA ETF	28,460	883,114
iShares MSCI EAFE Small-Cap ETF(b)	19,548	1,122,837

		28,692,218

Fixed Income Funds — 40.8%
CoreAlpha Bond Master Portfolio	$15,446,400	$15,446,400
iShares TIPS Bond ETF	30,345	3,431,109
Master Total Return Portfolio	$3,528,995	$3,528,995

		22,406,504

Short-Term Securities — 6.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(d)	1,172,070	1,172,539
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(c)	2,228,035	2,228,035

		3,400,574

Total Affiliated Investment Companies — 99.2% (Cost — $52,218,482)		54,499,296

	Shares

Common Stocks — 4.2%

Capital Markets — 0.0%
Centuria Capital Group	4,698	4,670

Equity Real Estate Investment Trusts (REITs) — 3.2%
Activia Properties, Inc.	6	24,926
Alexandria Real Estate Equities, Inc.	380	54,173
alstria office REIT-AG	930	15,137
American Homes 4 Rent, Class A	851	19,335
Ascendas Real Estate Investment Trust	14,800	31,811
Assura PLC	18,418	13,769
AvalonBay Communities, Inc.	361	72,464
Big Yellow Group PLC	1,307	16,888
Boston Properties, Inc.	472	63,191
Canadian Apartment Properties REIT	678	26,063
Capital & Regional PLC	26,628	8,826
CareTrust REIT, Inc.(b)	2,515	59,002
Comforia Residential REIT, Inc.	5	13,698
Crown Castle International Corp.	89	11,392
CyrusOne, Inc.	487	25,538

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Daiwa House REIT Investment Corp.	14	$31,057
Derwent London PLC	304	12,770
Douglas Emmett, Inc.	284	11,479
EPR Properties	592	45,525
Equinix, Inc.	37	16,767
Equity Residential	595	44,815
Extra Space Storage, Inc.	412	41,987
Federal Realty Investment Trust	227	31,292
Gecina SA	146	21,598
GLP J-REIT	16	17,136
Highwoods Properties, Inc.	519	24,279
Host Hotels & Resorts, Inc.	3,176	60,026
Hudson Pacific Properties, Inc.	500	17,210
Hulic REIT, Inc.	9	15,336
Ichigo Office REIT Investment	13	12,457
Inmobiliaria Colonial Socimi SA	2,135	21,962
Invincible Investment Corp.	32	15,659
Invitation Homes, Inc.(b)	659	16,033
Japan Rental Housing Investments, Inc.	16	12,740
Kenedix Office Investment Corp.	4	27,771
Land Securities Group PLC	538	6,405
Link REIT	4,000	46,831
Mitsui Fudosan Logistics Park, Inc.	5	16,004
Prologis, Inc.	1,128	81,160
PRS REIT PLC	8,825	11,333
Regency Centers Corp.	619	41,776
Rexford Industrial Realty, Inc.	1,166	41,754
RioCan Real Estate Investment Trust	1,896	37,555
Scentre Group	13,424	39,186
Segro PLC	3,394	29,793
Simon Property Group, Inc.	550	100,215
SL Green Realty Corp.	123	11,060
Spirit Realty Capital, Inc.	801	31,824
STAG Industrial, Inc.	374	11,089
Stockland	2,102	5,750
Sun Communities, Inc.	390	46,223
UDR, Inc.	1,040	47,278
Unibail-Rodamco-Westfield	304	49,836
Ventas, Inc.	844	53,856
VEREIT, Inc.	2,666	22,314
VICI Properties, Inc.	1,298	28,400
Welltower, Inc.	154	11,950

		1,725,704

Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	133	11,054

1

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2025 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Marriott International, Inc., Class A	89	$11,133

		22,187

Household Durables — 0.0%
Glenveagh Properties PLC(a)(e)	10,639	10,538

Interactive Media & Services — 0.0%
NEXTDC Ltd.(a)	3,806	17,093

IT Services — 0.0%
GDS Holdings Ltd. — ADR(a)	517	18,452

Real Estate Management & Development — 0.9%
Aedas Homes SAU(a)(e)	427	10,890
Aveo Group	1,941	2,717
Castellum AB	893	17,329
China Vanke Co. Ltd., Class H	6,670	28,073
City Developments Ltd.	1,800	12,046
CK Asset Holdings Ltd.	5,500	48,982
Deutsche Wohnen SE	362	17,566
Entra ASA(e)	1,267	19,136
Fabege AB	412	5,988
Godewind Immobilien AG(a)(b)(e)	2,971	12,369
Grainger PLC	4,515	13,913

Security	Shares	Value

Real Estate Management & Development (continued)
LEG Immobilien AG	270	$33,179
Lend Lease Group	530	4,664
Mega Manunggal Property Tbk PT(a)	348,200	11,104
Mitsubishi Estate Co. Ltd.	1,700	30,846
Mitsui Fudosan Co. Ltd.	1,900	47,864
Sumitomo Realty & Development Co. Ltd.	300	12,447
Sun Hung Kai Properties Ltd.	2,000	34,382
Swire Properties Ltd.	3,000	12,912
Tokyu Fudosan Holdings Corp.	2,047	12,267
Vonovia SE	1,088	56,462
Wharf Real Estate Investment Co. Ltd.	3,000	22,358

		467,494

Road & Rail — 0.0%
MTR Corp. Ltd.	2,000	12,392

Total Common Stocks — 4.2% (Cost — $2,006,350)		2,278,530

Total Investments — 103.4% (Cost — $54,224,832)		56,777,826

Liabilities in Excess of Other Assets — (3.4)%		(1,848,851)

Net Assets — 100.0%		$54,928,975

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$13,605,797	$2,466,897	(b)	$—	$16,072,694	$16,072,694	$59,862		$32,859	$1,498,771
BlackRock Advantage Emerging Markets Fund — Class K	223,206	46,351		(9,709)	259,848	2,707,618	—		(6,204)	223,885
BlackRock Cash Funds: Institutional, SL Agency Shares	951,508	220,562	(b)	—	1,172,070	1,172,539	1,008	(c)	30	292
BlackRock Cash Funds: Treasury, SL Agency Shares	1,351,614	876,421	(b)	—	2,228,035	2,228,035	9,352		—	—
BlackRock Tactical Opportunities Fund	105,669	24,066		(12,130)	117,605	1,629,999	—		1,593	21,019

2

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2025 Master Portfolio

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
CoreAlpha Bond Master Portfolio	$13,093,963	$2,352,437	(b)	$—	$15,446,400	$15,446,400	$117,951	$95,209	$(94,793)
International Tilts Master Portfolio	$4,077,323	$1,399,175	(b)	$—	$5,476,498	5,476,498	42,538	(6,988)	170,130
iShares Edge MSCI Multifactor International ETF	35,488	4,171		(9,296)	30,363	799,458	—	19,824	74,189
iShares Edge MSCI Multifactor USA ETF	17,069	11,391		—	28,460	883,114	2,954	—	48,572
iShares MSCI EAFE Small-Cap ETF	17,282	2,266		—	19,548	1,122,837	—	—	103,649
iShares TIPS Bond ETF	23,792	6,553		—	30,345	3,431,109	—	—	98,165
Master Total Return Portfolio	$2,398,817	$1,130,178	(b)	$—	$3,528,995	3,528,995	25,956	11,628	8,554

						$54,499,296	$259,621	$147,951	$2,152,433

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For LifePath Dynamic Master Portfolio compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub- classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

3

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2025 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
10-Year U.S. Treasury Note	3	06/19/19	$373	$5,210
Ultra Long U.S. Treasury Bond	17	06/19/19	2,856	106,348
S&P/TSX 60 Index	4	06/20/19	573	4,263
Russell 2000 E-Mini Index	21	06/21/19	1,621	13,074
S&P 500 E-Mini Index	13	06/21/19	1,845	53,584

				$182,479

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,000	USD	2,129	Citibank N.A.	04/15/19	$1
AUD	17,000	USD	11,976	JPMorgan Chase Bank N.A.	04/15/19	98
AUD	5,000	USD	3,540	State Street Bank and Trust Co.	04/15/19	12
CAD	1,000	USD	749	Goldman Sachs International	04/15/19	—
GBP	10,000	USD	12,923	Barclays Bank PLC	04/15/19	110
HKD	3,000	USD	382	Citibank N.A.	04/15/19	—
IDR	116,924,000	USD	8,174	JPMorgan Chase Bank N.A.	04/15/19	12
ILS	10,000	USD	2,750	Goldman Sachs International	04/15/19	5
USD	2,131	AUD	3,000	Deutsche Bank AG	04/15/19	1
USD	5,773	AUD	8,000	JPMorgan Chase Bank N.A.	04/15/19	91
USD	10,752	AUD	15,000	Nomura International PLC	04/15/19	99
USD	8,290	CAD	11,000	JPMorgan Chase Bank N.A.	04/15/19	56
USD	755	CAD	1,000	State Street Bank and Trust Co.	04/15/19	7
USD	5,245	CAD	7,000	State Street Bank and Trust Co.	04/15/19	4
USD	2,270	EUR	2,000	BNP Paribas S.A.	04/15/19	24
USD	3,421	EUR	3,000	Citibank N.A.	04/15/19	52
USD	20,246	EUR	18,000	Royal Bank of Canada	04/15/19	33
USD	1,142	EUR	1,000	State Street Bank and Trust Co.	04/15/19	19
USD	18,446	EUR	16,000	State Street Bank and Trust Co.	04/15/19	479
USD	33,256	EUR	29,000	State Street Bank and Trust Co.	04/15/19	689
USD	1,321	GBP	1,000	BNY Mellon	04/15/19	18
USD	6,569	GBP	5,000	Nomura International PLC	04/15/19	53
USD	3,929	GBP	3,000	Standard Chartered Bank	04/15/19	19
USD	6,538	GBP	5,000	State Street Bank and Trust Co.	04/15/19	21
USD	7,544	HKD	59,000	Barclays Bank PLC	04/15/19	25
USD	3,961	HKD	31,000	Deutsche Bank AG	04/15/19	10
USD	16,695	HKD	131,000	Nomura International PLC	04/15/19	—
USD	26,842	HKD	210,000	State Street Bank and Trust Co.	04/15/19	80
USD	20,733	IDR	295,446,000	State Street Bank and Trust Co.	04/15/19	47
USD	1,159	JPY	126,000	Goldman Sachs International	04/15/19	20
USD	6,736	JPY	729,000	Nomura International PLC	04/15/19	151
USD	21,374	JPY	2,366,000	Nomura International PLC	04/15/19	2

4

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,838	JPY	203,000	State Street Bank and Trust Co.	04/15/19	$4
USD	2,902	JPY	320,000	State Street Bank and Trust Co.	04/15/19	11
USD	16,313	JPY	1,772,000	State Street Bank and Trust Co.	04/15/19	307
USD	1,288	NOK	11,000	Royal Bank of Canada	04/15/19	12
USD	1,512	NOK	13,000	State Street Bank and Trust Co.	04/15/19	3
USD	2,698	NOK	23,000	State Street Bank and Trust Co.	04/15/19	30
USD	18,713	NOK	159,000	State Street Bank and Trust Co.	04/15/19	268
USD	1,838	SEK	17,000	Citibank N.A.	04/15/19	8
USD	2,163	SEK	20,000	State Street Bank and Trust Co.	04/15/19	10
USD	3,692	SGD	5,000	Goldman Sachs International	04/15/19	2
USD	2,216	SGD	3,000	State Street Bank and Trust Co.	04/15/19	2
AUD	3,751,743	USD	2,639,925	Deutsche Bank AG	06/19/19	27,858
CAD	1,127,264	USD	839,671	Bank of America N.A.	06/19/19	5,504
JPY	46,031,690	USD	417,198	Nomura International PLC	06/19/19	663
USD	1,131,382	EUR	1,000,082	Nomura International PLC	06/19/19	2,146

						39,066

AUD	20,000	USD	14,388	Deutsche Bank AG	04/15/19	(183)
AUD	24,700	USD	17,800	Goldman Sachs International	04/15/19	(257)
AUD	6,000	USD	4,270	State Street Bank and Trust Co.	04/15/19	(9)
CAD	12,000	USD	9,079	Goldman Sachs International	04/15/19	(96)
CHF	4,000	USD	4,077	Barclays Bank PLC	04/15/19	(55)
CHF	19,000	USD	19,548	JPMorgan Chase Bank N.A.	04/15/19	(444)
EUR	22,000	USD	25,288	Goldman Sachs International	04/15/19	(582)
EUR	2,000	USD	2,275	Nomura International PLC	04/15/19	(29)
GBP	15,000	USD	19,931	JPMorgan Chase Bank N.A.	04/15/19	(382)
HKD	55,000	USD	7,028	Barclays Bank PLC	04/15/19	(19)
HKD	174,000	USD	22,244	Deutsche Bank AG	04/15/19	(69)
HKD	50,000	USD	6,384	Standard Chartered Bank	04/15/19	(12)
JPY	472,000	USD	4,267	Citibank N.A.	04/15/19	(3)
JPY	3,579,000	USD	33,128	Goldman Sachs International	04/15/19	(800)
JPY	153,000	USD	1,391	Nomura International PLC	04/15/19	(9)
JPY	321,000	USD	2,909	Nomura International PLC	04/15/19	(10)
JPY	889,000	USD	8,270	State Street Bank and Trust Co.	04/15/19	(240)
NOK	50,000	USD	5,849	Bank of America N.A.	04/15/19	(49)
NZD	3,000	USD	2,051	State Street Bank and Trust Co.	04/15/19	(7)
SEK	9,000	USD	978	Citibank N.A.	04/15/19	(9)
SEK	35,000	USD	3,924	Goldman Sachs International	04/15/19	(156)
SEK	4,000	USD	446	JPMorgan Chase Bank N.A.	04/15/19	(16)
SEK	32,000	USD	3,556	Standard Chartered Bank	04/15/19	(111)
SEK	59,000	USD	6,643	State Street Bank and Trust Co.	04/15/19	(291)
SGD	9,000	USD	6,664	Barclays Bank PLC	04/15/19	(22)
SGD	11,000	USD	8,140	Goldman Sachs International	04/15/19	(21)
SGD	1,000	USD	739	State Street Bank and Trust Co.	04/15/19	(1)
SGD	2,000	USD	1,480	State Street Bank and Trust Co.	04/15/19	(4)
USD	6,387	AUD	9,000	Nomura International PLC	04/15/19	(5)
USD	7,766	GBP	6,000	State Street Bank and Trust Co.	04/15/19	(54)
USD	9,044	GBP	7,000	State Street Bank and Trust Co.	04/15/19	(80)
USD	9,116	GBP	7,000	State Street Bank and Trust Co.	04/15/19	(8)
USD	1,009	JPY	112,000	Bank of America N.A.	04/15/19	(3)
USD	914	JPY	102,000	Goldman Sachs International	04/15/19	(7)
USD	33,979	JPY	3,788,000	Goldman Sachs International	04/15/19	(237)

5

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,103	JPY	569,000	Nomura International PLC	04/15/19	$(36)
USD	3,676	JPY	408,000	State Street Bank and Trust Co.	04/15/19	(10)
USD	4,122	JPY	459,000	State Street Bank and Trust Co.	04/15/19	(25)
EUR	2,441,834	USD	2,762,442	Bank of America N.A.	06/19/19	(5,261)
USD	1,207,211	AUD	1,715,751	Bank of America N.A.	06/19/19	(12,822)
USD	648,074	CAD	870,000	Nomura International PLC	06/19/19	(4,216)
USD	787,100	JPY	86,844,418	Deutsche Bank AG	06/19/19	(1,245)

						(27,895)

	Net Unrealized Appreciation					$11,171

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investments Companies:
Equity Funds	$7,143,026	$—	$—	$7,143,026
Fixed Income Fund	3,431,109	—	—	3,431,109
Short-Term Securities	3,400,574	—	—	3,400,574

6

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2025 Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks:
Capital Markets	$4,670	$—	$—	$4,670
Equity Real Estate Investment Trusts (REITs)	1,320,382	405,322	—	1,725,704
Hotels, Restaurants & Leisure	22,187	—	—	22,187
Household Durables	10,538	—	—	10,538
IT Services	18,452	—	—	18,452
Interactive Media & Services	—	17,093	—	17,093
Real Estate Management & Development	26,282	441,212	—	467,494
Road & Rail	—	12,392	—	12,392

Subtotal	$15,377,220	$876,019	$—	$16,253,239

Investments Valued at net asset value (“NAV”)(a)				40,524,587

				$56,777,826

Derivative Financial Instruments(b)
Assets:
Forward foreign currency contracts	$—	$39,066	$—	$39,066
Interest rate contracts	111,558	—	—	111,558
Equity contracts	70,921	—	—	70,921
Liabilities:
Forward foreign currency contracts	—	(27,895)	—	(27,895)

	$182,479	$11,171	$—	$193,650

(a)	As of March 31, 2019, certain of the LifePath Dynamic Master Portfolio’s Investments were fair valued using NAV per share and have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contract. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019, there were no transfers between levels.

7